Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
September 30, 2025
VF-2050-NPRT3-1125
1.903287.116
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,147	20,161
Fidelity International Bond Index Fund (a)	4,295	40,330
Fidelity Long-Term Treasury Bond Index Fund (a)	1,355,045	12,764,524
TOTAL BOND FUNDS (Cost $13,416,527)		12,825,015

Domestic Equity Funds - 51.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	277,330	18,417,508
VIP Equity-Income Portfolio - Initial Class (a)	494,161	14,923,668
VIP Growth & Income Portfolio - Initial Class (a)	578,955	20,523,960
VIP Growth Portfolio - Initial Class (a)	279,522	30,540,553
VIP Mid Cap Portfolio - Initial Class (a)	121,952	4,698,797
VIP Value Portfolio - Initial Class (a)	533,411	10,417,524
VIP Value Strategies Portfolio - Initial Class (a)	328,043	5,163,395
TOTAL DOMESTIC EQUITY FUNDS (Cost $76,923,319)		104,685,405

International Equity Funds - 40.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,638,509	25,101,957
VIP Overseas Portfolio - Initial Class (a)	1,904,512	57,649,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,116,197)		82,751,537

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $2,389,498)	3.98	2,389,498	2,389,498

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $155,845,541)	202,651,455
NET OTHER ASSETS (LIABILITIES) - 0.0%	(24,781)
NET ASSETS - 100.0%	202,626,674

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	338,378	338,378	120	-	-	-	-	0.0%
Total	-	338,378	338,378	120	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	22,042	2,276	213	(1)	396	20,161	2,147
Fidelity International Bond Index Fund	1,688,328	234,812	1,894,456	-	(14,732)	26,378	40,330	4,295
Fidelity Long-Term Treasury Bond Index Fund	11,130,165	4,574,088	3,289,333	336,476	(228,057)	577,661	12,764,524	1,355,045
VIP Contrafund Portfolio - Initial Class	15,192,965	4,337,995	3,459,422	470,605	(38,347)	2,384,317	18,417,508	277,330
VIP Emerging Markets Portfolio - Initial Class	22,025,297	6,121,637	9,689,520	-	225,593	6,418,950	25,101,957	1,638,509
VIP Equity-Income Portfolio - Initial Class	12,396,049	3,231,113	2,421,061	92,993	821	1,716,746	14,923,668	494,161
VIP Government Money Market Portfolio - Initial Class	-	4,684,934	2,295,436	56,910	-	-	2,389,498	2,389,498
VIP Growth & Income Portfolio - Initial Class	17,002,407	3,823,800	3,071,047	167,207	1,998	2,766,802	20,523,960	578,955
VIP Growth Portfolio - Initial Class	25,179,315	7,188,765	5,312,753	295,142	(124,969)	3,610,195	30,540,553	279,522
VIP Investment Grade Bond II Portfolio - Initial Class	-	272,030	274,407	-	2,377	-	-	-
VIP Mid Cap Portfolio - Initial Class	3,902,729	1,284,289	648,956	174,789	(11,877)	172,612	4,698,797	121,952
VIP Overseas Portfolio - Initial Class	46,829,077	12,380,119	10,368,959	529,198	33,600	8,775,743	57,649,580	1,904,512
VIP Value Portfolio - Initial Class	8,710,588	2,863,335	1,503,922	336,105	(11,276)	358,799	10,417,524	533,411
VIP Value Strategies Portfolio - Initial Class	4,326,612	1,388,247	680,324	80,111	(11,724)	140,584	5,163,395	328,043
	168,383,532	52,407,206	44,911,872	2,539,749	(176,594)	26,949,183	202,651,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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